5. Capitalized Software Development Costs: Schedule of Research and Development Assets Acquired Other than Through Business Combination (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Research and Development Assets Acquired Other than Through Business Combination
March 31, 2013
Beginning balance	$383,227
Additions	201,998
Amortization	(201,457)
Charge offs	-
Capitalized software development costs, net	$383,768